Commitment - Summary Of Commitments Under the Financing Guarantee Contracts (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosures Of Commitments [Abstract]
Financing Guarantee Commitments	¥ 20,969,026	¥ 4,639,331